Operating costs and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of operating costs and expenses

	2025	2024	2023
Operational costs
Salaries, payroll charges, and benefits	(2,108,947)	(2,357,526)	(2,717,005)
Pension plan obligations	(49,920)	(23,704)	(36,998)
Construction costs (Note 30)	(14,437,363)	(6,085,895)	(5,474,729)
General supplies	(363,122)	(345,771)	(356,481)
Treatment supplies	(503,771)	(577,639)	(558,557)
Outsourced services	(2,141,555)	(1,915,851)	(1,843,213)
Electricity	(1,532,772)	(1,573,067)	(1,514,542)
General expenses	(790,184)	(1,246,474)	(967,148)
Depreciation and amortization	(2,064,054)	(2,477,146)	(2,583,193)
	(23,991,688)	(16,603,073)	(16,051,866)

Selling expenses
Salaries, payroll charges, and benefits	(260,098)	(335,382)	(347,536)
Pension plan obligations	(7,017)	(3,825)	(3,359)
General supplies	(18,599)	(4,679)	(6,746)
Outsourced services	(397,062)	(423,964)	(439,995)
Electricity	(1,650)	(658)	(673)
General expenses	(2,334)	(98,800)	(116,933)
Depreciation and amortization	(56,516)	(50,281)	(68,818)
	(743,276)	(917,589)	(984,060)

Bad debt expense, net of recoveries (Note 10 (c))	(62,067)	(557,789)	(652,920)

Administrative expenses
Salaries, payroll charges, and benefits	(333,274)	(602,217)	(423,948)
Pension plan obligations	(135,423)	(78,428)	(122,248)
General supplies	(6,080)	(108,901)	(23,008)
Outsourced services	(287,318)	(391,637)	(287,744)
Electricity	(125)	(1,297)	(2,020)
General expenses	(75,429)	(898,587)	(509,984)
Depreciation and amortization	(88,192)	(149,215)	(138,575)
Tax expenses	(92,441)	(81,156)	(90,021)
	(1,018,282)	(2,311,438)	(1,597,548)

Total	(25,815,313)	(20,389,889)	(19,286,394)

Operating costs and expenses
Salaries, payroll charges, and benefits	(2,702,319)	(3,295,125)	(3,488,489)
Pension plan obligations (Note 25 (iv))	(192,360)	(105,957)	(162,605)
Construction costs (Note 30)	(14,437,363)	(6,085,895)	(5,474,729)
General supplies	(387,801)	(459,351)	(386,235)
Treatment supplies	(503,771)	(577,639)	(558,557)
Outsourced services	(2,825,935)	(2,731,452)	(2,570,952)
Electricity	(1,534,547)	(1,575,022)	(1,517,235)
General expenses	(867,937)	(2,243,861)	(1,594,065)
Depreciation and amortization	(2,208,762)	(2,676,642)	(2,790,586)
Tax expenses	(92,441)	(81,156)	(90,021)
Allowance for doubtful accounts (Note 10 (c))	(62,067)	(557,789)	(652,920)

Total	(25,815,313)	(20,389,889)	(19,286,394)